Mergers, Acquisitions and Disposals	12 Months Ended
Dec. 31, 2018
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Mergers, Acquisitions and Disposals

Note 4. Mergers, Acquisitions and Disposals

4.1 Mergers and acquisitions

The Company has consummated certain mergers and acquisitions during 2018, 2017 and 2016; which were recorded using the acquisition method of accounting. The results of the acquired operations have been included in the consolidated financial statements since the date on which the Company obtained control of the business, as disclosed below. Therefore, the consolidated income statements and the consolidated statements of financial position in the year of such acquisitions are not comparable with previous periods. The consolidated statements of cash flows for the years ended December 31, 2018, 2017 and 2016 show the cash outflow and inflow for the merged and acquired operations net of the cash acquired related to those mergers and acquisitions.

4.1.1 Other acquisitions of Coca-Cola FEMSA

During 2018, the Company completed acquisitions which in the aggregate amounted to Ps. 5,692. These acquisitions were primarily related to the following: 1) Acquisition of 100% of the Guatemalan Company Alimentos y Bebidas Atlántida, S.A. (“ABASA”), which was a bottler of Cola-Cola Company products which operated in the north and orient zone of Guatemala, which is included in the Company results since May, 2018; (2) Acquisition of 100% of Comercializadora y Productora de Bebidas Los Volcanes S.A. (“Los Volcanes”) which was a bottler of Cola-Cola Company products which operated in the south and occident zone of Guatemala and which is included in the Company’ consolidated results beginning on May, 2018; and (3) Acquisition of 100% of Montevideo Refrescos S.R.L. (“MONRESA”) founded in 1943 and is the responsible of the production and distribution for the Coca-Cola Company brands portfolio in Uruguay, reaching a market of 3.4 millions of consumers through 26 thousand points of sale; which is included in the consolidated financial results beginning on July 2018.

The Company is in the process of finalizing the allocation of the purchase price to the fair values of the identifiable assets acquired and liabilities assumed. This process is expected to be completed for each acquisition within 12 months of the acquisition date.

The preliminary allocation on the purchase prices to the fair value of the net assets acquired is as follows:

	2018
Total current assets (including cash acquired of Ps. 860)	Ps.	1,846
Total non-current assets		3,795
Distribution rights		4,602

Total assets		10,243

Total liabilities		(3,691)

Net assets acquired		6,552
Total consideration transferred		6,552
Cash acquired		(860)

Net cash paid	Ps.	5,692

Coca-Cola FEMSA expects to recover the registered amounts recorded as goodwill through the synergies related to the available production capacity.

The income statement information of these acquisitions for the period from the acquisition date through to December 31, 2018 is as follows:

Income Statement	2018
Total revenues	Ps.	4,628
Income before income taxes		496
Net income	Ps.	413

4.1.2 Acquisition of Philippines

In January 25, 2013, Coca-Cola FEMSA acquired a 51.0% non-controlling majority stake in CCFPI from The Coca-Cola Company. As mentioned in Note 20.7, Coca-Cola FEMSA has a call option to acquire the remaining 49.0% stake in CCFPI at any time during the seven years following the closing date. Coca-Cola FEMSA also has a put option to sell its ownership in CCFPI to The Coca-Cola Company commencing on the fifth anniversary of the closing date and ending on the sixth anniversary of the closing date. Pursuant to the Company’s shareholders’ agreement with The Coca-Cola Company, during a four-year period that ended on January 25, 2017, all decisions relating to CCFPI were approved jointly with The Coca-Cola Company.

Since January 25, 2017, Coca-Cola FEMSA controls CCFPI’s as all decisions relating to the day-to-day operation and management of CCFPI’s business, including its annual normal operations plan, are approved by a majority of its board of directors without requiring the affirmative vote of any director appointed by The Coca-Cola Company. The Coca-Cola Company has the right to appoint (and may remove) CCFPI’s Chief Financial Officer. Coca-Cola FEMSA has the right to appoint (and may remove) the Chief Executive Officer and all other officers of CCFPI. Commencing on February 1, 2017, Coca-Cola FEMSA started consolidating CCFPI’s financial results.

Coca-Cola FEMSA’s fair value of CCFPI net assets acquired to the date of acquisition (February 2017) is as follows:

	2017 Final Purchase Price Allocation
Total current assets	Ps.	9,645
Total non-current assets		18,909
Distribution rights		4,144

Total assets		32,698

Total liabilities		(10,101)

Net assets acquired		22,597
Net assets acquired attributable to the parent company (51%)		11,524
Non-controlling interest		(11,073)
Fair value of the equity interest at the acquisition date		22,110
Carrying value of CCFPI investment derecognized		11,690
Loss as a result of remeasuring to fair value the equity interest		(166)
Gain on derecognition of other comprehensive income		2,996

Total profit from remeasurement of previously equity interest	Ps.	2,830

During 2017, the accumulated effect corresponding to translation adjustments recorded in the other comprehensive income for an amount of Ps. 2,996 was recognized in the income statement as a consequence of taking control over CCFPI. Coca-Cola FEMSA’s selected income statement information of Philippines for the period form the acquisition date through December 31, 2017 is as follows:

Income Statement	2017
Total revenues	Ps.	20,524
Income before income taxes		1,265
Net income	Ps.	896

4.1.3 Acquisition of Vonpar

On December 6, 2016, Coca-Cola FEMSA through its Brazilian subsidiary Spal Industria Brasileira de Bebidas, S.A. completed the acquisition of 100% of Vonpar S.A. (herein “Vonpar”) for a consideration transferred of Ps. 20,992. Vonpar was a bottler of Coca-Cola trademark products which operated mainly in Rio Grande do Sul and Santa Catarina, Brazil. This acquisition was made to reinforce the Company’s leadership position in Brazil. Of the purchase price of approximately Ps. 20,992 (R$ 3,508), Spal paid an amount of approximately Ps. 10,370 (R$ 1,730) in cash on December 6, 2016.

On the same date Spal additionally paid Ps. 4,124 (R$ 688) in cash, of which in a subsequent and separate transaction the sellers committed to capitalize for an amount of Ps. 4,082 into Coca-Cola FEMSA in exchange for approximately 27.9 million KOF series L shares at an implicit value of Ps. 146.27. In May 4, 2017 Coca-Cola FEMSA merged with POA Eagle, S.A. de C.V., a Mexican company 100% owned by the sellers of Vonpar in Brazil. As a result of this merger, POA Eagle, S.A. de C.V. shareholders received approximately 27.9 million newly issued KOF series L shares. POA Eagle, S.A. de C.V. merged its net assets, principally cash for an amount of $4,082 million Mexican Pesos with Coca-Cola FEMSA.

At closing, Spal issued and delivered a three-year promissory note to the sellers, for the remaining balance of R$ 1,090 million Brazilian reais (approximately Ps. 6,534 million as of December 6, 2016). The promissory note bears interest at an annual rate of 0.375% and is denominated and payable in Brazilian reais. The promissory note is linked to the performance of the exchange rate between the Brazilian real and the U.S. dollar. The holders of the promissory note have an option, that may be exercised prior to the scheduled maturity of the promissory note, to capitalize the Mexican peso amount equivalent to the amount payable under the promissory note into a recently incorporated Mexican company which would then be merged into Coca-Cola FEMSA in exchange for Series L shares at a strike price of Ps. 178.5 per share. Such capitalization and issuance of new Series L shares is subject to Coca-Cola FEMSA having a sufficient number of Series L shares available for issuance.

As of December 6, 2016, the fair value of KOF series L (KL) shares was Ps. 128.88 per share, in addition the KL shares have not been issued, consequently as a result of this subsequent transaction an embedded financial instrument was originated and recorded into equity for an amount of Ps. 485. In accordance with IAS 32, in the consolidated financial statements the purchase price was also adjusted to recognize the fair value of the embedded derivative arising from the difference between the implicit value of KL shares and the fair value at acquisition date.

Transaction related costs of Ps. 35 were expensed by Spal as incurred and recorded as a component of administrative expenses in the accompanying consolidated income statements. Results of operation of Vonpar have been included in the Company’s consolidated income statements from the acquisition date.

Coca-Cola FEMSA’s allocation of the purchase price to fair values of Vonpar’s net assets acquired and the reconciliation of cash flows is as follows:

	2017 Final Purchase Price Allocation
Total current assets (including cash acquired of Ps. 1,287)	Ps.	4,390
Total non-current assets		11,344
Distribution rights		14,793

Total assets		30,527

Total liabilities		11,708

Net assets acquired		18,819
Goodwill		2,173 (1)

Total consideration transferred	Ps.	20,992

Amount to be paid through Promissory Notes		(6,992)
Cash acquired of Vonpar		(1,287)
Amount recognized as embedded financial instrument		485

Net cash paid	Ps. 13,198

(1)

As a result of the purchase price allocation which was finalized in 2017, additional fair value adjustments from those recognized in 2016 have been recognized as follows: total non-current assets amounted to Ps. 490, distribution rights of Ps. 5,192 and goodwill of Ps. (5,681).

Coca-Cola FEMSA expects to recover the amount recorded as goodwill through synergies related to the available production capacity. Goodwill has been preliminary allocated to Coca-Cola FEMSA´s cash generating unit in Brazil. The goodwill recognized and expected to be deductible for income tax purposes according to Brazil tax law, is Ps. 1,667.

Selected income statement information of Vonpar for the period from the acquisition date through to December 31, 2016 is as follows:

Income Statement	2016
Total revenues	Ps.	1,628
Income before income taxes		380
Net income	Ps.	252

4.1.4 Other acquisitions

On May 22, 2018, the Company acquired an additional 10% its participation in Café del Pacífico, S.A.P.I. de C.V. (“Caffenio”), a Mexican company founded in 1941 whose main activities includes the production of coffee and beverages formulas, commercialization of beverages and whole foods and trading of commercial contracts, for an amount of Ps. 370 and reaching a controlling interest of 50% of ownership, through an agreement with other shareholders assuming control of the subsidiary.

During 2016, the Company completed a number of smaller acquisitions which in the aggregate amounted to Ps. 5,612. These acquisitions were primarily related to the following: (1) acquisition of 100% of Farmacias Acuña, a drugstore operator in Bogota, Colombia; at the acquisition date, Farmacias Acuña operated 51 drugstores; (2) acquisition of an additional 50% of Specialty’s Café and Bakery Inc. (“Specialty’s”) shares, a small coffee and bakery restaurant, reaching an 80% of ownership, with 56 stores in California, Washington and Illinois in the United States; (3) acquisition of 100% of Comercial Big John Limitada “Big John”, an operator of small-box retail format stores located in Santiago, Chile; at the acquisition date, Big John operated 49 stores; (4) acquisition of 100% of Operadora de Farmacias Generix, S.A.P.I. de C.V., a regional drugstore operator in Guadalajara, Guanajuato, Mexico City and Queretaro in Mexico; at the acquisition date, Farmacias Generix operated 70 drugstores and one distribution center; (5) acquisition of 100% of Grupo Torrey (which consist in many companies constituted as S.A. de C.V.), a Mexican company with 47 years of know-how in operation in the manufacture of equipment for the processing, conservation and weighing of foods, with corporate offices in Monterrey, Mexico; and (6) acquisition of 80% of Open Market, a specialized company in providing end-to-end integral logistics solutions to the local and international companies which operate in Colombia. Transactions related costs in the aggregate amounted of Ps. 46 were expensed as incurred and recorded as a component of administrative expenses in the accompanying consolidated income statements. The fair value of other acquisitions’ net assets acquired in the aggregate is as follows:

	Final Purchase Price Allocation
Total current assets (including cash acquired of Ps. 211)	Ps.	1,125
Total non-current assets		3,316

Total assets		4,441

Total liabilities		(2,062)

Net assets acquired		2,379
Goodwill		3,204	(2)
Non-controlling interest (1)		35
Equity interest held previously		369

Total consideration transferred	Ps.	5,618

(1)

In the case of the acquisition of Specialty’s the non-controlling interest was measured at fair value at the acquisition date, and for Open Market the non-controlling interest was recognized at the proportionate share of the net assets acquired.

(2)

As a result of the purchase price allocation which was finalized in 2017, additional fair value adjustments from those recognized in 2016 have been recognized as follow in property, plant and equipment of Ps. 32, trademark rights of Ps. 836, other intangible assets of Ps. 983, and other liabilities ofPs. 593.

During 2016, FEMSA Comercio has been allocated goodwill in the acquisitions in the FEMSA Comercio – Proximity Division in Chile and FEMSA Comercio – Health Division in Mexico and Colombia, to each one respectively. The Company expects to recover the amount recorded through synergies related to the adoption of the Company’s economic current value proposition, the ability to apply the successful operational processes and expansion planning designed for each unit.

Other companies dedicated to the production, distribution of coolers and logistic transportation services have been allocated goodwill of Grupo Torrey and Open Market, respectively in Mexico and Colombia. The companies dedicated to the production and distribution expect to recover the goodwill through synergies related to operative improvements; in the case of logistic transportation services, through the know-how of specialized skills to attend pharmaceutical market and increasing new customers in the countries where the company operates.

Selected income statement information of other acquisitions in the aggregate amount for the period from the acquisition date through December 31, 2016 is as follows:

Income Statement	2016
Total revenues	Ps.	2,400
Income before income taxes		(66)
Net income	Ps.	(80)

Unaudited Pro Forma Financial Data

The following unaudited consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to (i) the acquisitions of Coca-Cola FEMSA and Caffenio as if these acquisitions has occurred on January 1, 2018; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired company.

Unaudited pro forma financial data for the acquisitions, is as follow:

	Unaudited pro forma financial information for the year ended December 31, 2018
Total revenues	Ps.	473,420
Income before income taxes and share of the profit of equity accounted investees		34,266
Net income		33,521
Basic net controlling interest income per share Series “B”	Ps.	1.22
Basic net controlling interest income per share Series “D”		1.52

The following unaudited consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to (i) the acquisition of Coca-Cola FEMSA Philippines as if this acquisition has occurred on January 1, 2017; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired company.

Unaudited pro forma financial data for the acquisition included, is as follow:

	Unaudited pro forma financial information for the year ended December 31, 2017
Total revenues	Ps.	462,112
Income before income taxes and share of the profit of equity accounted investees		39,917
Net income		37,311
Basic net controlling interest income per share Series “B”	Ps.	2.12
Basic net controlling interest income per share Series “D”		2.65

The following unaudited consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to (i) the acquisition of Vonpar, Farmacias Acuña, Specialty´s, Big John, Farmacias Generix, Grupo Torrey and Open Market as if these acquisitions have occurred on January 1, 2016; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired companies. Unaudited pro forma financial data for all acquisitions and merger included, are as follow.

	Unaudited pro forma financial information for the year ended December 31, 2016
Total revenues	Ps.	410,831
Income before income taxes and share of the profit of equity accounted investees		29,950
Net income		28,110
Basic net controlling interest income per share Series “B”	Ps.	1.08
Basic net controlling interest income per share Series “D”		1.35

4.2. Disposals

4.2.1 Discontinued operations (Coca-Cola FEMSA Philippines)

On August 16, 2018, Coca-Cola FEMSA announced its decision to exercise the put option to sell its 51% stake in CCFPI to The Coca-Cola Company. Such decision was approved by the Company’s board on August 6, 2018. Consequently beginning August 31, 2018 CCFPI had been classified as an asset held for sale and its operations as a discontinued operation in the financial statements for December 31, 2017 and 2018. Previously CCFPI represented the Asia division and was considered an independent segment until December 31, 2017. Coca-Cola FEMSA Philippines operations was sold on December 13, 2018. In addition, the income statement as of December 2017 was restated.

Income statement of discontinued operations

For the years ended December 31, 2018 and 2017, the income statement of discontinued operations was as follows:

	2018		2017
Total revenues	Ps.	24,167	Ps.	20,524
Cost of goods sold		17,360		12,346

Gross profit		6,807		8,178
Operating expenses		5,750		6,865
Other expenses, net		7		134
Financial income, net		(185)		(64)
Foreign exchange gain, net		(73)		(22)

Income before income taxes		1,308		1,265
Income taxes		466		370

Net income for discontinued operations before currency translation effect for the subsidiary disposal and the gain from the sale	Ps.	842		Ps.895
Less: non-controlling interest in discontinued operations		391		469

Controlling interest in discontinued operations	Ps.	451		Ps.426

Accumulated currency translation effect for the subsidiary disposal		(811)		2,830

Gain from sale		3,335		—

Net income for subsidiary disposal – controlling interest		2,975		3,256

Net income for discontinued operations	Ps.	3,366	Ps.	3,725

4.2.2 Heineken

During 2017, the Company sold a portion of its investment in Heineken Group, representing 5.2% of economic interest for Ps. 53,051 in an all cash transaction. With this transaction the Company took advantage of a Repatriation of Capital Decree issued by the Mexican government which was valid from January 19 until October 19, 2017; through this decree, a fiscal benefit was attributed to the Company due to repatriated resources obtained from the sale of shares. The Company recognized a gain of Ps. 29,989, as a result of the sales of shares within other income, which is the difference between the fair value of the consideration received and the book value of the net assets disposed. The gain is net of transaction related costs of Ps. 160 and includes reclassification from other comprehensive income of exchange differences on translation which amount to Ps. 6,632. Also, the Company reclassified from other comprehensive income to consolidated net income a total loss of Ps. 2,431, relating to the Company’s share of hedging reserve and translation reserve of Heineken investment attributable to the portion of shares sold. None of the Company’s other disposals was individually significant, see Note 19.